Income Taxes - Summary of Changes in Valuation Allowance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Balance of beginning of period	$ 9,026	$ 11,349	$ 18,007
Increases	23,124	754	5,892
Decreases	(8,151)	(3,077)	(12,550)
Balance at end of period	$ 23,999	$ 9,026	$ 11,349